Earnings Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share [Abstract]
Net income	$ (35,812)	$ (31,865)	$ 10,657	$ 10,133	$ 6,673	$ 6,602	$ 9,116	$ 8,969	$ (46,887)	$ 31,360	$ 29,709
Weighted-average shares outstanding ? basic and diluted									35,837,609	32,261,168	32,329,897
Basic and diluted earnings (loss) per share	$ (0.84)	$ (0.87)	$ 0.33	$ 0.32	$ 0.21	$ 0.21	$ 0.28	$ 0.28	$ (1.31)	$ 0.97	$ 0.92